UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21152

Nuveen Georgia Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG)
	August 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.9% (1.9% of Total Investments)
$ 5,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.191	BBB–	$ 162,600
	0.000%, 5/15/50
2,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	1,673,060
	Series 2002, 5.500%, 5/15/39
7,000	Total Consumer Staples			1,835,660
	Education and Civic Organizations – 17.6% (11.8% of Total Investments)
2,320	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus	12/12 at 100.00	Aa2	2,339,326
	Housing LLC Project, Series 2002, 5.000%, 12/01/33 – AMBAC Insured
500	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus	6/19 at 100.00	Aa2	519,710
	Housing LLC Project, Series 2009, 5.250%, 6/15/35
1,225	Athens-Clarke County Unified Government Development Authority, Georgia, Educational Facilities	12/12 at 100.00	N/R	1,257,022
	Revenue Bonds, UGAREF CCRC Building LLC Project, Series 2002, 5.000%, 12/15/18 – AMBAC Insured
3,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC	7/17 at 100.00	Aa3	3,020,910
	Project, Series 2007, 5.000%, 7/01/39
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech – Klaus Parking and	11/13 at 100.00	Aa3	2,095,760
	Family Housing, Series 2003, 5.000%, 11/01/23 – NPFG Insured
1,050	Fulton County Development Authority, Georgia, Revenue Bonds, TUFF Morehouse Project, Series	2/12 at 100.00	A2	1,050,882
	2002A, 5.000%, 2/01/34 – AMBAC Insured
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series
	2009, Trust 3404:
315	16.997%, 3/01/17 (IF)	No Opt. Call	AA	398,324
490	17.025%, 3/01/17 (IF)	No Opt. Call	AA	604,484
10,900	Total Education and Civic Organizations			11,286,418
	Health Care – 16.0% (10.7% of Total Investments)
100	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,	11/11 at 100.00	BB	99,147
	Series 1997, 5.250%, 12/01/12
	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,
	Series 1998:
65	5.250%, 12/01/22	11/11 at 100.00	BB	56,973
550	5.375%, 12/01/28	12/11 at 100.00	BB	454,845
	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical
	Center, Series 2004:
185	5.000%, 12/01/19	12/14 at 100.00	BBB–	189,401
1,000	5.250%, 12/01/22	12/14 at 100.00	BBB–	1,015,870
500	Coweta County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc.	6/20 at 100.00	AA–	495,440
	Project, Series 2010, 5.000%, 6/15/40
1,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	1,011,500
	Medical Center Project, Series 2010, 8.000%, 12/01/40
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
700	5.125%, 2/15/40	No Opt. Call	A+	694,281
1,645	5.250%, 2/15/45	2/41 at 100.00	A+	1,648,290
1,140	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series	10/17 at 100.00	A2	1,142,884
	2007, 5.250%, 10/01/35
	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical
	Center of Central Georgia Inc., Series 2009:
225	5.000%, 8/01/32	8/19 at 100.00	AA	226,600
450	5.000%, 8/01/35	8/19 at 100.00	AA	447,494
2,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System,	1/14 at 100.00	Baa1	2,009,000
	Series 2003, 5.250%, 7/01/23 – RAAI Insured
750	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/17 at 100.00	A+	740,100
	Medical Center, Series 2007, 5.000%, 10/01/33
10,310	Total Health Care			10,231,825
	Housing/Multifamily – 6.3% (4.2% of Total Investments)
1,000	Cobb County Development Authority, Georgia, Revenue Bonds, KSU University II Real Estate	7/21 at 100.00	AA+	1,020,650
	Foundation, LLC Project, Series 2011, 5.000%, 7/15/41 – AGM Insured
25	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Baa2	22,790
	Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured
	Savannah Economic Development Authority, Georgia, GNMA Collateralized Multifamily Housing
	Revenue Bonds, Snap I-II-III Apartments, Series 2002A:
500	5.150%, 11/20/22 (Alternative Minimum Tax)	11/12 at 102.00	AA+	512,165
980	5.200%, 11/20/27 (Alternative Minimum Tax)	11/12 at 102.00	AA+	989,888
1,465	5.250%, 11/20/32 (Alternative Minimum Tax)	11/12 at 102.00	AA+	1,476,735
3,970	Total Housing/Multifamily			4,022,228
	Housing/Single Family – 0.2% (0.2% of Total Investments)
170	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2, 4.550%,	12/15 at 100.00	AAA	160,213
	12/01/31 (Alternative Minimum Tax)
	Industrials – 4.4% (3.0% of Total Investments)
2,190	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste	4/16 at 101.00	BBB	2,089,786
	Management Project, Series 2004A, 5.000%, 4/01/33 (Alternative Minimum Tax)
750	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds,	9/15 at 100.00	BBB	747,675
	Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15)
	(Alternative Minimum Tax)
2,940	Total Industrials			2,837,461
	Materials – 2.6% (1.7% of Total Investments)
1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	2/12 at 100.50	BBB	1,010,820
	International Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)
250	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding	2/12 at 101.00	BBB	253,093
	Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)
370	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp	No Opt. Call	Baa3	402,741
	Corporation, Series 1995, 6.150%, 3/01/17
1,620	Total Materials			1,666,654
	Tax Obligation/General – 30.1% (20.2% of Total Investments)
600	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue	7/17 at 100.00	AA+	601,314
	Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
	(Alternative Minimum Tax)
900	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AA+	961,731
1,000	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	7/12 at 101.00	Aa2	1,013,920
	Center Project, Series 2002, 5.200%, 7/01/32 – NPFG Insured
1,000	Forsyth County, Georgia, General Obligation Bonds, Series 2004, 5.250%, 3/01/19	3/14 at 101.00	Aaa	1,101,830
1,000	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization	3/21 at 100.00	Aaa	1,057,600
	Bonds, Loan Pool Series 2011, 5.125%, 3/15/31
915	Georgia Municipal Association Inc., Certificates of Participation, Riverdale Public Purpose	5/19 at 100.00	AA+	958,902
	Project, Series 2009, 5.500%, 5/01/38 – AGC Insured
1,000	Georgia State, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	1,169,180
1,700	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24	8/17 at 100.00	AAA	1,903,575
1,645	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	1,886,289
750	Georgia, General Obligation Bonds, Series 1998D, 5.250%, 10/01/15	No Opt. Call	AAA	891,638
2,100	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%,	2/18 at 100.00	AAA	2,214,702
	2/01/36 (UB)
295	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series	7/18 at 100.00	Aa2	302,741
	2008A, 5.500%, 7/01/38
	Oconee County, Georgia, General Obligation Bonds, Recreation Project, Series 2003:
1,410	5.500%, 1/01/23 – AMBAC Insured	1/13 at 101.00	Aa2	1,498,647
1,470	5.250%, 1/01/26 – AMBAC Insured	1/13 at 101.00	Aa2	1,538,149
1,200	Paulding County School District, Georgia, General Obligation Bonds, Series 2007, 5.000%, 2/01/33	2/17 at 100.00	AA+	1,243,860
950	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%, 3/01/23 –	3/16 at 100.00	N/R	924,892
	SYNCORA GTY Insured
17,935	Total Tax Obligation/General			19,268,970
	Tax Obligation/Limited – 17.3% (11.6% of Total Investments)
	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007:
5	5.250%, 12/01/21 – AGC Insured	No Opt. Call	AA+	5,359
620	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA+	643,008
1,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 7.375%, 1/01/31	No Opt. Call	N/R	1,029,160
500	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16	No Opt. Call	A–	525,860
	(Alternative Minimum Tax)
	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
450	5.400%, 1/01/20	7/15 at 100.00	A–	462,173
350	5.600%, 1/01/30	7/15 at 100.00	A–	347,592
340	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	N/R	315,173
	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds,
	Series 1993:
145	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	Baa1	157,560
1,755	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	Baa1	1,876,288
750	Georgia Municipal Association Inc., Certificates of Participation, Atlanta Court Project,	6/12 at 101.00	N/R	764,355
	Series 2002, 5.125%, 12/01/21 – AMBAC Insured
2,500	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	Aa2	2,991,275
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
1,945	Tift County Hospital Authority, Georgia, Revenue Anticipation Bonds, Tift Regional Medical	12/12 at 101.00	Aa3	1,990,649
	Center, Series 2002, 5.250%, 12/01/19 – AMBAC Insured
10,360	Total Tax Obligation/Limited			11,108,452
	Transportation – 3.1% (2.1% of Total Investments)
1,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2011B, 5.000%, 1/01/30	1/21 at 100.00	A+	1,008,840
1,000	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Series 2004J, 5.000%,	1/15 at 100.00	AA+	1,008,630
	1/01/34 – AGM Insured
2,000	Total Transportation			2,017,470
	U.S. Guaranteed – 14.2% (9.5% of Total Investments) (4)
180	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus	12/12 at 100.00	Aa2 (4)	190,388
	Housing LLC Project, Series 2002, 5.000%, 12/01/33 (Pre-refunded 12/01/12) – AMBAC Insured
1,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.250%, 10/01/22	10/12 at 100.00	AA+ (4)	1,054,560
	(Pre-refunded 10/01/12) – AGM Insured
1,000	Cherokee County School System, Georgia, General Obligation Bonds, Series 2003, 5.000%, 8/01/16	8/13 at 100.00	AA+ (4)	1,089,800
	(Pre-refunded 8/01/13) – NPFG Insured
	Newnan Hospital Authority, Georgia, Revenue Anticipation Certificates, Newnan Hospital Inc.,
	Series 2002:
2,260	5.500%, 1/01/19 (Pre-refunded 1/01/13) – NPFG Insured	1/13 at 100.00	Aa3 (4)	2,417,997
3,020	5.500%, 1/01/20 (Pre-refunded 1/01/13) – NPFG Insured	1/13 at 100.00	Aa3 (4)	3,231,128
1,100	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/11 at 102.00	Baa2 (4)	1,126,994
	2001, 5.750%, 10/01/31 (Pre-refunded 10/01/11)
8,560	Total U.S. Guaranteed			9,110,867
	Utilities – 6.4% (4.3% of Total Investments)
1,020	Elberton, Georgia, Combined Utility System Revenue Refunding and Improvement Bonds, Series	1/12 at 100.00	A3	1,032,883
	2001, 5.000%, 1/01/22 – AMBAC Insured
1,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A,	1/17 at 100.00	A	1,057,140
	5.000%, 1/01/25 – NPFG Insured
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007B:
500	5.000%, 3/15/21	No Opt. Call	A	480,775
500	5.000%, 3/15/22	No Opt. Call	A	473,295
1,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series	1/13 at 100.00	A2	1,039,590
	2003A, 5.000%, 1/01/22 – NPFG Insured
4,020	Total Utilities			4,083,683
	Water and Sewer – 28.0% (18.8% of Total Investments)
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004:
500	5.250%, 11/01/15 – AGM Insured	11/14 at 100.00	AA+	562,065
700	5.000%, 11/01/37 – AGM Insured	11/14 at 100.00	AA+	708,015
3,500	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.000%, 10/01/27 – AGM Insured	10/12 at 100.00	AA+	3,550,190
1,990	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%,	8/18 at 100.00	AA+	2,079,172
	8/01/35 – AGM Insured
	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
500	5.000%, 6/01/32	6/18 at 100.00	Aa2	526,120
500	5.000%, 6/01/37	6/18 at 100.00	Aa2	519,540
1,000	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds,	12/15 at 100.00	Aa2	1,047,230
	Series 2005, 5.000%, 6/01/29 – NPFG Insured
445	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds,	6/17 at 100.00	Aa2	461,496
	Series 2007, 5.000%, 6/01/37 – NPFG Insured
4,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2002, 5.000%, 4/01/32	4/13 at 100.00	Aaa	4,178,880
375	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%,	4/17 at 100.00	Aaa	390,255
	4/01/37 – AGM Insured
3,100	Harris County, Georgia, Water System Revenue Bonds, Series 2002, 5.000%, 12/01/22 –	12/12 at 100.00	N/R	3,212,434
	AMBAC Insured
685	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek	2/18 at 100.00	Aa2	705,610
	Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured
17,295	Total Water and Sewer			17,941,007
$ 97,080	Total Investments (cost $92,998,429) – 149.1%			95,570,908
	Floating Rate Obligations – (2.2)%			(1,395,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (50.3)% (5)			(32,265,000)
	Other Assets Less Liabilities – 3.4%			2,200,002
	Net Assets Applicable to Common Shares – 100%			$ 64,110,910

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$95,570,908	$ —	$95,570,908

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $91,583,898.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$3,165,717
Depreciation	(574,432)
Net unrealized appreciation (depreciation) of investments	$2,591,285

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.8%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Georgia Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         October 28, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         October 28, 2011